Investments (Details) - Short Term Investments [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Money Market [Member]
Cost	$ 55,445	$ 12,319
Fair Value	55,445	12,319
Commercial Paper [Member]
Cost	6,138	4,393
Fair Value	6,138	4,393
Bonds [Member]
Cost	30,650	25,922
Gross Unrealized Gains	142
Gross Unrealized Losses		(211)
Fair Value	30,792	25,711
Mutual Fund [Member]
Cost	949	795
Gross Unrealized Gains	34
Gross Unrealized Losses		(121)
Fair Value	983	674
Equity Investments [Member]
Cost	5,675	5,675
Gross Unrealized Losses	(2,711)	(2,814)
Fair Value	$ 2,964	$ 2,861